Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Trade And Other Current Payables [Abstract]
Accounts payable and accrued liabilities

13. Accounts payable and accrued liabilities

	December 31, 2021	December 31, 2020
Trade payables	$5,762	$9,153
Wages and benefits payable	1,297	3,083
Refundable tax credits	113	—
Current portion of royalty payment obligations (note 18)	25	3,248
Current portion of other employee benefit liabilities (note 18)	146	1,351
	$7,343	$16,835